Earnings Per Common Share	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings Per Common Share

NOTE 12.    Earnings Per Common Share

Basic income (loss) per share of Class A-1 common stock (“EPS”) is computed based on the weighted average number of Class A-1 common stock outstanding. Diluted income (loss) per Class A-1 common share is computed based on the weighted average number of common shares outstanding plus the impact of common shares issuable from the assumed conversion of OP Units and unvested restricted stock units. Only those instruments having a dilutive impact on the Company’s basic income (loss) per share are included in diluted income (loss) per share during the periods presented.

Certain restricted stock units are considered participating securities, because dividend payments are not forfeited even if the underlying award does not vest, and require use of the two-class method when computing basic and diluted earnings per share.

For basic EPS, the Company has elected to use the number of shares outstanding as of the closing date of the IPO as the number of weighted average shares outstanding, which were unchanged as of March 31, 2026. For the three months ended March 31, 2026, basic and diluted EPS is calculated by dividing net income (loss) attributable to common shares after the closing date of the IPO by the basic and diluted weighted average shares outstanding for the period. The pre-IPO net income (loss) of $40 million for the period from January 1, 2026 through March 23, 2026 is deducted from net income (loss) for purposes of EPS.

The following table illustrates the computation of basic and diluted earnings per share (in thousands, except per share amounts):

Three Months Ended
March 31, 2026
Numerator - Basic
Net income (loss)	$27,874
Noncontrolling interests’ share in earnings	3,458
Net (income) loss - pre-IPO	(39,888)
Net income (loss) attributable to Class A-1 common stock	$(8,556)
Numerator - Dilutive
Net income (loss) attributable to Class A-1 common stock	$(8,556)
Net income (loss) attributable to dilutive convertible units and other	(3,467)
Dilutive net income (loss) available to Class A-1 common stock	$(12,023)
Denominator
Basic weighted average Class A-1 common stock outstanding (1)	187,223
Dilutive potential common shares - OP Units(2)	75,918
Diluted weighted average Class A-1 common stock outstanding	263,141
Earnings per share of Class A-1 common stock
Basic	$(0.05)
Diluted	$(0.05)
(1)	Basic weighted average shares outstanding for the three months ended March 31, 2026 represent the Class A-1 common shares issued on the closing date of the IPO, which are the common shares outstanding as of March 31, 2026. No publicly-listed shares were outstanding as of March 31, 2025.
(2)	For the three months ended March 31, 2026, represents the dilutive impact of 76 million outstanding OP Units.